Segment reporting (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Segment information
Revenue	$ 543,339	$ 237,110
Income (loss)	(84,634)	(16,499)
Cannabis operations
Segment information
Revenue	173,617	78,853
Income (loss)	(8,289)	(691)
Distribution operations
Segment information
Revenue	368,897	157,931
Income (loss)	(589)	1,824
Businesses under development
Segment information
Revenue	825	326
Income (loss)	$ (75,756)	$ (17,632)